                                  ARMADA FUNDS

                           ARMADA SMALL CAP CORE FUND

                            I SHARES (INSTITUTIONAL)

    SUPPLEMENT DATED MARCH 9, 2004 TO THE PROSPECTUS DATED OCTOBER 1, 2003, AS SUPPLEMENTED ON DECEMBER 1, 2003, DECEMBER 19, 2003 AND FEBRUARY 2, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                 THE PROSPECTUS
             AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

National City Investment Management Company has entered into an investment sub-advisory agreement with Allegiant Investment Counselors, Inc. ("Investment Counselors") pursuant to which Investment Counselors will serve as sub-adviser to the Armada Small Cap Core Fund beginning on or about April 2, 2004. This Supplement revises the Small Cap Core Fund's Prospectus to reflect this arrangement.

The second paragraph under the section entitled "Risk/Return Information Common to the Funds" on page 1 of the Prospectus is deleted and replaced with the following:

     Each Fund has its own investment goal and strategies for reaching that goal. National City Investment Management Company ("Adviser") manages the investments of each Fund. Investment Counselors serves as sub-adviser ("Sub-Adviser") to the Armada Small Cap Core Fund. The Adviser, with the assistance of the Sub-Adviser in the case of the Small Cap Core Fund, invests Fund assets in a way that it believes will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

The prospectus disclosure for the Armada Small Cap Core Fund beginning on page 16 is amended by deleting each paragraph under the section entitled "Principal Investment Strategies" and replacing them with the following:

     The Armada Small Cap Core Fund's investment objective is to provide capital appreciation. The Fund intends to achieve this objective by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote.

     The Fund's principal investment strategy is investing in common stocks of U.S. companies with small stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

     The Sub-Adviser's investment process is to invest in securities of companies based on the Sub-Adviser's analysis of the company's cash flow. The Sub-Adviser's investment process focuses, specifically, on Cash Flow Return on Investment (CFROI(R)).(1) CFROI(R) is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI(R) is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Sub-Adviser believes that CFROI(R) provides a more accurate predictor of future value than other broadly used analysis methods. The Sub-Adviser first screens companies based on corporate performance utilizing the CFROI(R) measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. The Sub-Adviser believes that it does not matter what a particular company's cash flow change is if the stock is overvalued.

     In addition, as part of its screening process, the Sub-Adviser looks for companies whose management understands how to create value for shareholders, deploy capital, that have low debt and a consistent dividend policy, and that are market leaders with respect to the product or service they provide, as well as companies that are part of a strong or growing industry. The Sub-Adviser will generally sell a security when cash flow return on investment flattens or declines, market price equals or exceeds cash flow value "target," company characteristics deteriorate,

---------------

(1) CFROI is a registered trademark of CSFB Holt.

     when there are earnings warnings, and when the stock experiences underperformance. However, none of the sell characteristics are automatic.

     The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization of between $100 million to $3 billion at the time of purchase.

The following sentence is deleted from the Prospectus for the Armada Small Cap Core Fund: Shares of the Armada Small Cap Core Fund are not available for sale in Nebraska, Oklahoma and New Hampshire.

The paragraph under the section entitled "Performance Information" on page 16 of the Prospectus is deleted and replaced with the following:

     The Fund will commence operations on or about April 2, 2004. Since the Fund did not have a full calendar year of performance on December 31, 2003, performance results have not been provided.

     The Fund will compare its performance to the Russell 2000 Index. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

The "Fund Fees and Expenses" table for the Armada Small Cap Core Fund on page 26 is replaced with the following:

-------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------
Investment Advisory Fees(1)                                   1.00%
-------------------------------------------------------------------
Distribution (12b-1) Fees(2)                                  0.05%
-------------------------------------------------------------------
Other Expenses(3)                                             0.16%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses                          1.21%
-------------------------------------------------------------------

    (1) From its advisory fee, the Adviser will pay a sub-advisory fee of 0.50% to Investment Counselors, sub-adviser to the Fund.

    (2) Represents Distribution (12b-1) Fees expected to be incurred by the Fund's Class I Shares during the initial fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's Distribution Plan for Class I Shares but expects such reimbursements to be no more than 0.05% during the initial fiscal year.

    (3) Other Expenses are based on estimated amounts for the Fund's initial fiscal year.

     For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

The following paragraphs are added following the section entitled "Investment Adviser and Investment Teams" located on page 72:

     INVESTMENT SUB-ADVISER

     Investment Counselors, a SEC-registered investment adviser, serves as sub-adviser to the Armada Small Cap Core Fund. Investment Counselors, founded in 1968, is an independent investment management firm that provides investment supervisory services to its clients. Investment Counselors is a wholly owned subsidiary of Allegiant Bancorp Inc., which is expected to be acquired by National City Bank on or about April 9, 2004, and to become an affiliate of the Adviser as a result of that transaction. Investment Counselors is located at 100 South Brentwood, Suite 100, St. Louis, Missouri, 63105. As of December 31, 2003, Investment Counselors managed over $450 million in assets.

     As sub-adviser, Investment Counselors assists the Adviser in providing a continuous investment program for the Armada Small Cap Core Fund. For its services, Investment Counselors will receive from the Adviser investment sub-advisory fees at an annualized rate of 0.50% of the average daily net assets of the Fund.

     SUB-ADVISER'S INVESTMENT PERFORMANCE

     Although the Armada Small Cap Core Fund has no prior performance history, the small cap equity team at Investment Counselors has substantial experience in managing accounts that focus on small cap issuers. Investment Counselors manages separate accounts with a small cap orientation having investment objectives, policies and strategies that are substantially similar to the Armada Small Cap Core Fund.

     The tables below show the annual returns and long-term performance record established by Investment Counselors while managing client accounts. Please note that the performance results shown are those of Investment Counselors and not the investment results of the Armada Small Cap Core Fund. The results are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund.

     The Armada Small Cap Core Fund's results may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which are paid by clients directly. The overall expenses of the Sub-Adviser's client accounts are generally lower than those experienced by Fund shareholders and therefore, the performance of the Fund would generally be lower. The Fund's results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Fund will not be identical to the securities held by these accounts.

     Included for comparison purposes are performance figures of the Russell 2000 Index, an unmanaged market index. Investors cannot invest directly in the index. The returns of the Russell 2000 Index reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

      INVESTMENT COUNSELORS SMALL CAP EQUITY COMPOSITE PERFORMANCE RESULTS

-------------------------------------------------------------------------------------------------
                                                                   Total
               Annual                                            Assets at
    Year       Total                     Number     Composite      End of     Percentage   Total
   (as of      Return   Russell 2000       of       Dispersion     Period      of Firm      Firm
December 31)    (%)      Index (%)     Portfolios      (%)       (millions)     Assets     Assets
-------------------------------------------------------------------------------------------------
  1994          -3.9%       -1.8%          2           0.94        $26.0         0.28      $ 91.3
  1995          26.0%       28.4%          2           0.00        $35.0         0.26      $136.4
  1996          23.9%       16.5%          1           0.00        $41.0         0.08      $521.4
  1997          27.9%       22.3%          2           0.00        $62.0         0.12      $512.2
  1998           4.9%       -2.6%          3           0.32        $68.0         0.11      $592.1
  1999          11.9%       21.3%          2           0.22        $65.4         0.11      $591.0
  2000           3.4%       -3.0%          2           0.16        $36.4         0.07      $527.3
  2001          -4.6%        2.5%          2           0.06        $34.5         0.09      $405.4
  2002         -15.1%      -20.5%          3           0.15        $29.3         0.08      $350.9
  2003          52.2%       47.3%          3           2.06        $ 2.4         0.01      $459.5

                  ANNUALIZED RETURNS (AS OF DECEMBER 31, 2003)

---------------------------------------------------------
            Investment Counselors
               Small Cap Equity           Russell 2000
                  Composite                  Index
---------------------------------------------------------
1 Year              52.2%                    47.3%
5 Year               7.4%                     7.1%
10 Year             11.1%                     9.5%

Notes:

(1) Investment Counselors is an independent investment management firm that provides investment supervisory services to its clients. Investment Counselors is an equity, fixed income and balanced portfolio investment manager that invests solely in U.S.-based securities.

(2) Investment Counselors has prepared and presented the above data in compliance with the AIMR Performance Presentation Standards (AIMR-PPS(TM)), the U.S. and Canadian version of Global Investment Performance Standards (GIPS(TM)). AIMR has not been involved in the preparation or review of this data or with Investment Counselors' claim of compliance. This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology which may produce different results.

(3) The results shown above are of all discretionary, fee-paying accounts with investment objectives, policies and strategies substantially similar to those of the Armada Small Cap Core Fund and include both active and closed accounts.

(4) Performance figures are presented net of investment management and brokerage fees, and are negatively affected by the amount of the fees. Investment Counselors' Small Cap Equity average weighted annual management fee is 0.50% of average net assets.

(5) There have been no changes in personnel responsible for the investment management process of this composite and no alteration of the composite for any reason. No selective periods of performance have been utilized. Results from all accounts have been continuous from the first full month under Investment Counselors' management to present or last full month under Investment Counselors' management. Composites are valued on a monthly basis and are geometrically linked. Valuations and returns are computed and stated in U.S. Dollars and are computed using a time-weighted rate of return. The composite is asset weighted using beginning-of-period weightings. Accrual accounting is used for fixed income securities. Trade date is used for the valuation. Leverage and derivatives were not used in the portfolios included in the composite.

(6) Investment Counselors' Small Cap Equity Composite was created on December 31, 1993. The composite is defined to include three (3) fee-paying, discretionary accounts over $500,000 that are managed according to the small cap equity strategy, and does not include wrap-fee accounts. As of December 31, 2003 the composite had $2.4 million in total assets. Investment Counselors' Small Cap Equity Composite results are of 40% of all Investment Counselors' small cap equity portfolios and represent less than 1% of Investment Counselors' total firm assets and of Investment Counselors' discretionary accounts. A complete list of composites and description of Investment Counselors' composites and presentations that adhere to the AIMR-PPS standards is available upon request by contacting Lisa Teter at lteter@investmentcounselors.com or by calling (314)-587-7734.

(7) AIMR standard composites represent 100% of discretionary and 99.5% of total firm assets.

(8) The dispersion of annual returns is measured by the standard deviation across asset-weighted portfolio returns represented with the composite for the full year.

(9) Past performance is no guarantee of future results. Products and services offered by Investment Counselors are subject to investment risks, including the possible loss of the principal invested. Products and services offered by Investment Counselors are not insured by the FDIC and are not deposits or other obligations of Allegiant Bancorp, Inc. or National City Bank, and are not guaranteed by Allegiant Bancorp, Inc. or National City Bank.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE ARM-SU-026-0200

                                  ARMADA FUNDS

                           ARMADA SMALL CAP CORE FUND

                           A, B AND C SHARES (RETAIL)

   SUPPLEMENT DATED MARCH 9, 2004 TO THE PROSPECTUS DATED OCTOBER 1, 2003, AS
    SUPPLEMENTED ON DECEMBER 1, 2003, DECEMBER 19, 2003 AND FEBRUARY 2, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

National City Investment Management Company has entered into an investment sub-advisory agreement with Allegiant Investment Counselors, Inc. ("Investment Counselors") pursuant to which Investment Counselors will serve as sub-adviser to the Armada Small Cap Core Fund beginning on or about April 2, 2004. This Supplement revises the Small Cap Core Fund's Prospectus to reflect this arrangement.

The second paragraph under the section entitled "Risk/Return Information Common to the Funds" on page 1 of the Prospectus is deleted and replaced with the following:

     Each Fund has its own investment goal and strategies for reaching that goal. National City Investment Management Company ("Adviser") manages the investments of each Fund. Investment Counselors serves as sub-adviser ("Sub-Adviser") to the Armada Small Cap Core Fund. The Adviser, with the assistance of the Sub-Adviser in the case of the Small Cap Core Fund, invests Fund assets in a way that it believes will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

The prospectus disclosure for the Armada Small Cap Core Fund beginning on page 16 is amended by deleting each paragraph under the section entitled "Principal Investment Strategies" and replacing them with the following:

     The Armada Small Cap Core Fund's investment objective is to provide capital appreciation. The Fund intends to achieve this objective by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote.

     The Fund's principal investment strategy is investing in common stocks of U.S. companies with small stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

     The Sub-Adviser's investment process is to invest in securities of companies based on the Sub-Adviser's analysis of the company's cash flow. The Sub-Adviser's investment process focuses, specifically, on Cash Flow Return on Investment (CFROI(R)).(1) CFROI(R) is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI(R) is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Sub-Adviser believes that CFROI(R) provides a more accurate predictor of future value than other broadly used analysis methods. The Sub-Adviser first screens companies based on corporate performance utilizing the CFROI(R) measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. The Sub-Adviser believes that it does not matter what a particular company's cash flow change is if the stock is overvalued.

     In addition, as part of its screening process, the Sub-Adviser looks for companies whose management understands how to create value for shareholders, deploy capital, that have low debt and a consistent dividend policy, and that are market leaders with respect to the product or service they provide, as well as companies that are part of a strong or growing industry. The Sub-Adviser will generally sell a security when cash flow return on investment flattens or declines, market price equals or exceeds cash flow value "target," company characteristics deteriorate,

---------------

(1) CFROI is a registered trademark of CSFB Holt.

     when there are earnings warnings, and when the stock experiences underperformance. However, none of the sell characteristics are automatic.

     The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization of between $100 million to $3 billion at the time of purchase.

The following sentence is deleted from the Prospectus for the Armada Small Cap Core Fund: Shares of the Armada Small Cap Core Fund are not available for sale in Nebraska, Oklahoma and New Hampshire.

The paragraph under the section entitled "Performance Information" on page 17 of the Prospectus is deleted and replaced with the following:

     The Fund will commence operations on or about April 2, 2004. Since the Fund did not have a full calendar year of performance on December 31, 2003, performance results have not been provided.

     The Fund will compare its performance to the Russell 2000 Index. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

The "Fund Fees and Expenses" table for the Armada Small Cap Core Fund on page 27 is replaced with the following:

                                                              Class A   Class B    Class C
--------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)                                5.50%(1)  None        None
--------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)                                                 None      5.00%(2)    1.00%(3)
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering
  price)                                                       None      None        None
--------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed)            None      None        None
--------------------------------------------------------------------------------------------
Exchange Fee                                                   None      None        None
--------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)
--------------------------------------------------------------------------------------------
Investment Advisory Fees(4)                                    1.00%     1.00%       1.00%
--------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                      0.05%(5)  0.75%       0.75%
--------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------
  Shareholder Servicing Fees(6)                                0.25%     0.25%       0.25%
--------------------------------------------------------------------------------------------
  Other(7)                                                     0.16%     0.16%       0.16%
--------------------------------------------------------------------------------------------
Total Other Expenses                                           0.41%     0.41%       0.41%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           1.46%     2.16%       2.16%
--------------------------------------------------------------------------------------------

     (1) This sales charge varies depending upon how much you invest. See "Sales Charges."

     (2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information, see "Contingent Deferred Sales Charges."

     (3) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.

     (4) From its advisory fee, the Adviser will pay a sub-advisory fee of 0.50% to Investment Counselors, sub-adviser to the Fund.

     (5) Represents Distribution (12b-1) Fees expected to be incurred by the Fund's Class A Shares during the initial fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's Distribution Plan for Class A Shares but expects such reimbursements to be no more than 0.05% during the initial fiscal year.

     (6) Certain financial institutions may provide administrative services to their customers who own Class A, Class B or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For more information, see "Shareholder Services Plan" in the Statement of Additional Information.

     (7) Other Expenses are based on estimated amounts for the Fund's initial fiscal year.

     For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

The following paragraphs are added following the section entitled "Investment Adviser and Investment Teams" located on page 82:

INVESTMENT SUB-ADVISER

Investment Counselors, a SEC-registered investment adviser, serves as sub-adviser to the Armada Small Cap Core Fund. Investment Counselors, founded in 1968, is an independent investment management firm that provides investment supervisory services to its clients. Investment Counselors is a wholly owned subsidiary of Allegiant Bancorp Inc., which is expected to be acquired by National City Bank on or about April 9, 2004, and to become an affiliate of the Adviser as a result of that transaction. Investment Counselors is located at 100 South Brentwood, Suite 100, St. Louis, Missouri, 63105. As of December 31, 2003, Investment Counselors managed over $450 million in assets.

As sub-adviser, Investment Counselors assists the Adviser in providing a continuous investment program for the Armada Small Cap Core Fund. For its services, Investment Counselors will receive from the Adviser investment sub-advisory fees at an annualized rate of 0.50% of the average daily net assets of the Fund.

SUB-ADVISER'S INVESTMENT PERFORMANCE

Although the Armada Small Cap Core Fund has no prior performance history, the small cap equity team at Investment Counselors has substantial experience in managing accounts that focus on small cap issuers. Investment Counselors manages separate accounts with a small cap orientation having investment objectives, policies and strategies that are substantially similar to the Armada Small Cap Core Fund.

The tables below show the annual returns and long-term performance record established by Investment Counselors while managing client accounts. Please note that the performance results shown are those of Investment Counselors and not the investment results of the Armada Small Cap Core Fund. The results are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund.

The Armada Small Cap Core Fund's results may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which are paid by clients directly. The overall expenses of the Sub-Adviser's client accounts are generally lower than those experienced by Fund shareholders and therefore, the performance of the Fund would generally be lower. The Fund's results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Fund will not be identical to the securities held by these accounts.

Included for comparison purposes are performance figures of the Russell 2000 Index, an unmanaged market index. Investors cannot invest directly in the index. The returns of the Russell 2000 Index reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

      INVESTMENT COUNSELORS SMALL CAP EQUITY COMPOSITE PERFORMANCE RESULTS

-------------------------------------------------------------------------------------------------------
                                                                         Total
                       Annual   Russell                                Assets at
      Year (as         Total     2000       Number       Composite       End of     Percentage   Total
         of            Return    Index        of        Dispersion       Period      of Firm      Firm
    December 31)        (%)       (%)     Portfolios        (%)        (millions)     Assets     Assets
-------------------------------------------------------------------------------------------------------
        1994            -3.9%     -1.8%       2            0.94          $26.0         0.28      $ 91.3
-------------------------------------------------------------------------------------------------------
        1995            26.0%     28.4%       2            0.00          $35.0         0.26      $136.4
-------------------------------------------------------------------------------------------------------
        1996            23.9%     16.5%       1            0.00          $41.0         0.08      $521.4
-------------------------------------------------------------------------------------------------------
        1997            27.9%     22.3%       2            0.00          $62.0         0.12      $512.2
-------------------------------------------------------------------------------------------------------
        1998             4.9%     -2.6%       3            0.32          $68.0         0.11      $592.1
-------------------------------------------------------------------------------------------------------
        1999            11.9%     21.3%       2            0.22          $65.4         0.11      $591.0
-------------------------------------------------------------------------------------------------------
        2000             3.4%     -3.0%       2            0.16          $36.4         0.07      $527.3
-------------------------------------------------------------------------------------------------------
        2001            -4.6%      2.5%       2            0.06          $34.5         0.09      $405.4
-------------------------------------------------------------------------------------------------------
        2002           -15.1%    -20.5%       3            0.15          $29.3         0.08      $350.9
-------------------------------------------------------------------------------------------------------
        2003            52.2%     47.3%       3            2.06          $ 2.4         0.01      $459.5
-------------------------------------------------------------------------------------------------------

                  ANNUALIZED RETURNS (AS OF DECEMBER 31, 2003)

----------------------------------------------------------------------------------------
                                           Investment Counselors
                                         Small Cap Equity Composite   Russell 2000 Index
----------------------------------------------------------------------------------------
1 Year                                              52.2%                    47.3%
----------------------------------------------------------------------------------------
5 Year                                               7.4%                     7.1%
----------------------------------------------------------------------------------------
10 Year                                             11.1%                     9.5%
----------------------------------------------------------------------------------------

Notes:

(1) Investment Counselors is an independent investment management firm that provides investment supervisory services to its clients. Investment Counselors is an equity, fixed income, and balanced portfolio investment manager that invests solely in U.S.-based securities.

(2) Investment Counselors has prepared and presented the above data in compliance with the AIMR Performance Presentation Standards (AIMR-PPS(TM)), the U.S. and Canadian version of Global Investment Performance Standards (GIPS(TM)). AIMR has not been involved in the preparation or review of this data or with Investment Counselors' claim of compliance. This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology which may produce different results.

(3) The results shown above are of all discretionary, fee-paying accounts with investment objectives, policies and strategies substantially similar to those of the Armada Small Cap Core Fund and include both active and closed accounts.

(4) Performance figures are presented net of investment management and brokerage fees, and are negatively affected by the amount of the fees. Investment Counselors' Small Cap Equity average weighted annual management fee is 0.50% of average net assets.

(5) There have been no changes in personnel responsible for the investment management process of this composite and no alteration of the composite for any reason. No selective periods of performance have been utilized. Results from all accounts have been continuous from the first full month under Investment Counselors' management to present or last full month under Investment Counselors' management. Composites are valued on a monthly basis and are geometrically linked. Valuations and returns are computed and stated in U.S. Dollars and are computed using a time-weighted rate of return. The composite is asset weighted using beginning-of-period weightings. Accrual accounting is used for fixed income securities. Trade date is used for the valuation. Leverage and derivatives were not used in the portfolios included in the composite.

(6) Investment Counselors' Small Cap Equity Composite was created on December 31, 1993. The composite is defined to include three (3) fee-paying, discretionary accounts over $500,000 that are managed according to the small cap equity strategy, and does not include wrap-fee accounts. As of December 31, 2003 the composite had $2.4 million in total assets. Investment Counselors' Small Cap Equity Composite results are of 40% of all Investment Counselors' small cap equity portfolios and represent less than 1% of Investment Counselors' total firm assets and of Investment Counselors' discretionary accounts. A complete list of composites and description of Investment Counselors' composites and presentations that adhere to the AIMR-PPS standards is available upon request by contacting Lisa Teter at lteter@investmentcounselors.com or by calling (314)-587-7734.

(7) AIMR standard composites represent 100% of discretionary and 99.5% of total firm assets.

(8) The dispersion of annual returns is measured by the standard deviation across asset-weighted portfolio returns represented with the composite for the full year.

(9) Past performance is no guarantee of future results. Products and services offered by Investment Counselors are subject to investment risks, including the possible loss of the principal invested. Products and services offered by Investment Counselors are not insured by the FDIC and are not deposits or other obligations of Allegiant Bancorp, Inc. or National City Bank, and are not guaranteed by Allegiant Bancorp, Inc. or National City Bank.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-025-0200

                                  ARMADA FUNDS

                           ARMADA SMALL CAP CORE FUND
                                    R SHARES
    SUPPLEMENT DATED MARCH 9, 2004 TO THE PROSPECTUS DATED OCTOBER 1, 2003, AS SUPPLEMENTED ON DECEMBER 1, 2003, DECEMBER 19, 2003 AND FEBRUARY 2, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

National City Investment Management Company has entered into an investment sub-advisory agreement with Allegiant Investment Counselors, Inc. ("Investment Counselors") pursuant to which Investment Counselors will serve as sub-adviser to the Armada Small Cap Core Fund beginning on or about April 2, 2004. This Supplement revises the Small Cap Core Fund's Prospectus to reflect this arrangement.

The second paragraph under the section entitled "Risk/Return Information Common to the Funds" on page 1 of the Prospectus is deleted and replaced with the following:

     Each Fund has its own investment goal and strategies for reaching that goal. National City Investment Management Company ("Adviser") manages the investments of each Fund. Investment Counselors serves as sub-adviser ("Sub-Adviser") to the Armada Small Cap Core Fund. The Adviser, with the assistance of the Sub-Adviser in case of the Small Cap Core Fund, invests Fund assets in a way that it believes will help a Fund achieve its goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

The prospectus disclosure for the Armada Small Cap Core Fund beginning on page 16 is amended by deleting each paragraph under the section entitled "Principal Investment Strategies" and replacing them with the following:

     The Armada Small Cap Core Fund's investment objective is to provide capital appreciation. The Fund intends to achieve this objective by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote.

     The Fund's principal investment strategy is investing in common stocks of U.S. companies with small stock market capitalizations. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in securities issued by small cap companies. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

     The Sub-Adviser's investment process is to invest in securities of companies based on the Sub-Adviser's analysis of the company's cash flow. The Sub-Adviser's investment process focuses, specifically, on Cash Flow Return on Investment (CFROI(R)).(1) CFROI(R) is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI(R) is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Sub-Adviser believes that CFROI(R) provides a more accurate predictor of future value than other broadly used analysis methods. The Sub-Adviser first screens companies based on corporate performance utilizing the CFROI(R) measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced. The Sub-Adviser believes that it does not matter what a particular company's cash flow change is if the stock is overvalued.

     In addition, as part of its screening process, the Sub-Adviser looks for companies whose management understands how to create value for shareholders, deploy capital, that have low debt and a consistent dividend policy, and that are market leaders with respect to the product or service they provide, as well as companies that are part of a strong or growing industry. The Sub-Adviser will generally sell a security when cash flow return on investment flattens or declines, market price equals or exceeds cash flow value "target," company characteristics deteriorate,

---------------

(1)CFROI is a registered trademark of CSFB Holt.

     when there are earnings warnings, and when the stock experiences underperformance. However, none of the sell characteristics are automatic.

     The Fund considers a small capitalization or "small cap" company to be one that has a market capitalization of between $100 million to $3 billion at the time of purchase.

     Class R Shares of the Small Cap Core Fund are not currently being offered.

The following sentence is deleted from the Prospectus for the Armada Small Cap Core Fund: Shares of the Armada Small Cap Core Fund are not available for sale in Nebraska, Oklahoma and New Hampshire.

The paragraph under the section entitled "Performance Information" on page 17 of the Prospectus is deleted and replaced with the following:

     The Fund will commence operations on or about April 2, 2004. Since the Fund did not have a full calendar year of performance on December 31, 2003, performance results have not been provided.

     The Fund will compare its performance to the Russell 2000 Index. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

The "Fund Fees and Expenses" table for the Armada Small Cap Core Fund on page 27 is replaced with the following:

SHAREHOLDER FEES*
(PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price)                                None
-------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net
  asset value)(1)                                              0.75%
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
  and Other Distributions (as a percentage of offering
  price)                                                       None
-------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed)            None
-------------------------------------------------------------------
Exchange Fee                                                   None
-------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES*
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------
Investment Advisory Fees(2)                                    1.00%
-------------------------------------------------------------------
Distribution (12b-1) Fees                                      0.60%
-------------------------------------------------------------------
Other Expenses(3)                                              0.16%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses                           1.76%
-------------------------------------------------------------------

    * Class R Shares of the Fund are not currently being offered.

    (1) A contingent deferred sales charge is charged only with respect to Class R Shares redeemed prior to eighteen months from the date of purchase.

    (2) From its advisory fee, the Adviser will pay a sub-advisory fee of 0.50% to Investment Counselors, sub-adviser to the Fund.

    (3) Other Expenses are based on estimated amounts for the Fund's initial fiscal year.

    For more information about these fees, see "Investment Adviser and Investment Teams" and "Distribution of Fund Shares."

The following paragraphs are added following the section entitled "Investment Adviser and Investment Teams" located on page 72:

     INVESTMENT SUB-ADVISER

     Investment Counselors, a SEC-registered investment adviser, serves as sub-adviser to the Armada Small Cap Core Fund. Investment Counselors, founded in 1968, is an independent investment management firm that provides investment supervisory services to its clients. Investment Counselors is a wholly owned subsidiary of Allegiant Bancorp Inc., which is expected to be acquired by National City Bank on or about April 9, 2004, and to become an affiliate of the Adviser as a result of that transaction. Investment Counselors is located at 100 South Brentwood, Suite 100, St. Louis, Missouri, 63105. As of December 31, 2003, Investment Counselors managed over $450 million in assets.

     As sub-adviser, Investment Counselors assists the Adviser in providing a continuous investment program for the Armada Small Cap Core Fund. For its services, Investment Counselors will receive from the Adviser investment sub-advisory fees at an annualized rate of 0.50% of the average daily net assets of the Fund.

     SUB-ADVISER'S INVESTMENT PERFORMANCE

     Although the Armada Small Cap Core Fund has no prior performance history, the small cap equity team at Investment Counselors has substantial experience in managing accounts that focus on small cap issuers. Investment Counselors manages separate accounts with a small cap orientation having investment objectives, policies and strategies that are substantially similar to the Armada Small Cap Core Fund.

     The tables below show the annual returns and long-term performance record established by Investment Counselors while managing client accounts. Please note that the performance results shown are those of Investment Counselors and not the investment results of the Armada Small Cap Core Fund. The results are not intended to predict or suggest the return to be experienced by the Fund or the return an individual investor might achieve by investing in the Fund.

     The Armada Small Cap Core Fund's results may be different from the composite performance figures shown due to, among other things, differences in fees and expenses. The composite performance figures reflect the deduction of all advisory fees and trading costs, but do not reflect custody fees, which are paid by clients directly. The overall expenses of the Sub-Adviser's client accounts are generally lower than those experienced by Fund shareholders and therefore, the performance of the Fund would generally be lower. The Fund's results also may be different because private accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds under applicable securities and tax laws that, if applicable, could have adversely affected the performance of the client accounts. In addition, the securities held by the Fund will not be identical to the securities held by these accounts.

     Included for comparison purposes are performance figures of the Russell 2000 Index, an unmanaged market index. Investors cannot invest directly in the index. The returns of the Russell 2000 Index reflect the reinvestment of dividends and distributions, but do not reflect the deduction of any fees, expenses or taxes.

      INVESTMENT COUNSELORS SMALL CAP EQUITY COMPOSITE PERFORMANCE RESULTS

      -----------------------------------------------------------------------------------------------------------------------------
                                                                                             Total
            Year (as                                                                       Assets at
               of             Annual                            Number                       End of                          Total
            December           Total        Russell 2000          of         Composite       Period     Percentage of Firm    Firm
               31)           Return(%)        Index(%)        Portfolios   Dispersion(%)   (millions)         Assets         Assets
      -----------------------------------------------------------------------------------------------------------------------------
      1994                      -3.9%           -1.8%             2            0.94          $26.0             0.28          $ 91.3
      -----------------------------------------------------------------------------------------------------------------------------
      1995                      26.0%           28.4%             2            0.00          $35.0             0.26          $136.4
      -----------------------------------------------------------------------------------------------------------------------------
      1996                      23.9%           16.5%             1            0.00          $41.0             0.08          $521.4
      -----------------------------------------------------------------------------------------------------------------------------
      1997                      27.9%           22.3%             2            0.00          $62.0             0.12          $512.2
      -----------------------------------------------------------------------------------------------------------------------------
      1998                       4.9%           -2.6%             3            0.32          $68.0             0.11          $592.1
      -----------------------------------------------------------------------------------------------------------------------------
      1999                      11.9%           21.3%             2            0.22          $65.4             0.11          $591.0
      -----------------------------------------------------------------------------------------------------------------------------
      2000                       3.4%           -3.0%             2            0.16          $36.4             0.07          $527.3
      -----------------------------------------------------------------------------------------------------------------------------
      2001                      -4.6%            2.5%             2            0.06          $34.5             0.09          $405.4
      -----------------------------------------------------------------------------------------------------------------------------
      2002                     -15.1%          -20.5%             3            0.15          $29.3             0.08          $350.9
      -----------------------------------------------------------------------------------------------------------------------------
      2003                      52.2%           47.3%             3            2.06          $ 2.4             0.01          $459.5
      -----------------------------------------------------------------------------------------------------------------------------

                  ANNUALIZED RETURNS (AS OF DECEMBER 31, 2003)

-----------------------------------------------------------------------------------------
                                         Investment Counselors Small
                                            Cap Equity Composite       Russell 2000 Index
-----------------------------------------------------------------------------------------
                1 Year                              52.2%                     47.3%
-----------------------------------------------------------------------------------------
                5 Year                               7.4%                      7.1%
-----------------------------------------------------------------------------------------
                10 Year                             11.1%                      9.5%
-----------------------------------------------------------------------------------------

Notes:

(1) Investment Counselors is an independent investment management firm that provides investment supervisory services to its clients. Investment Counselors is an equity, fixed income, and balanced portfolio investment manager that invests solely in U.S.-based securities.

(2) Investment Counselors has prepared and presented the above data in compliance with the AIMR Performance Presentation Standards (AIMR-PPS(TM)), the U.S. and Canadian version of Global Investment Performance Standards (GIPS(TM)). AIMR has not been involved in the preparation or review of this data or with Investment Counselors' claim of compliance. This method of calculating performance differs from the Securities and Exchange Commission's standardized methodology, which may produce different results.

(3) The results shown above are of all discretionary, fee-paying accounts with investment objectives, policies and strategies substantially similar to those of the Armada Small Cap Core Fund and include both active and closed accounts.

(4) Performance figures are presented net of investment management and brokerage fees, and are negatively affected by the amount of the fees. Investment Counselors' Small Cap Equity average weighted annual management fee is 0.50% of average net assets.

(5) There have been no changes in personnel responsible for the investment management process of this composite and no alteration of the composite for any reason. No selective periods of performance have been utilized. Results from all accounts have been continuous from the first full month under Investment Counselors' management to present or last full month under Investment Counselors' management. Composites are valued on a monthly basis and are geometrically linked. Valuations and returns are computed and stated in U.S. Dollars and are computed using a time-weighted rate of return. The composite is asset weighted using beginning-of-period weightings. Accrual accounting is used for fixed income securities. Trade date is used for the valuation. Leverage and derivatives were not used in the portfolios included in the composite.

(6) Investment Counselors' Small Cap Equity Composite was created on December 31, 1993. The composite is defined to include three (3) fee-paying, discretionary accounts over $500,000 that are managed according to the small cap equity strategy, and does not include wrap-fee accounts. As of December 31, 2003 the composite had $2.4 million in total assets. Investment Counselors' Small Cap Equity Composite results are of 40% of all Investment Counselors' small cap equity portfolios and represent less than 1% of Investment Counselors' total firm assets and of Investment Counselors' discretionary accounts. A complete list of composites and description of Investment Counselors' composites and presentations that adhere to the AIMR-PPS standards is available upon request by contacting Lisa Teter at lteter@investmentcounselors.com or by calling (314)-587-7734.

(7) AIMR standard composites represent 100% of discretionary and 99.5% of total firm assets.

(8) The dispersion of annual returns is measured by the standard deviation across asset-weighted portfolio returns represented with the composite for the full year.

(9) Past performance is no guarantee of future results. Products and services offered by Investment Counselors are subject to investment risks, including the possible loss of the principal invested. Products and services offered by Investment Counselors are not insured by the FDIC and are not deposits or other obligations of Allegiant Bancorp, Inc. or National City Bank, and are not guaranteed by Allegiant Bancorp, Inc. or National City Bank.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-027-0200

                                  ARMADA FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

   SUPPLEMENT DATED MARCH 9, 2004 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 2003 AS SUPPLEMENTED DECEMBER 1, 2003 AND DECEMBER 19, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
 STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE READ IN CONJUNCTION
                                 WITH THE SAI.

Effective on or about April 2, 2004, the paragraphs under the section entitled "Armada Small Cap Core Fund" beginning on page 7 of the SAI are replaced with the following:

     ARMADA SMALL CAP CORE FUND

     The Fund seeks to achieve its objective by investing in a diversified portfolio of common stocks of issuers with relatively small capitalizations. In addition, the Fund may invest up to 20% of its assets in foreign securities but does not currently intend to do so.

FUTURES AND RELATED OPTIONS

The second and third sentences of the first full paragraph on page 34 under the caption "Futures and Related Options" are replaced by the following:

     The Funds and their trustees and officers have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under such Act.

The following paragraph replaces the paragraph under the section entitled "Code of Ethics" on page 108:

     CODE OF ETHICS

     The Trust, the Adviser and the Sub-Adviser have adopted a code of ethics under Rule 17j-1 of the 1940 Act that (i) establishes procedures for personnel with respect to personal investing, (ii) prohibits or restricts certain transactions that may be deemed to create a conflict of interest between personnel and the Funds, and (iii) permits personnel to invest in securities, including securities that may be purchased or held by the Funds.

The following is added to the section entitled "Advisory Agreements" beginning on page 109:

     Effective on or about April 2, 2004, the Adviser will serve as investment adviser to the Small Cap Core Fund.

The fourth sentence of the carryover paragraph under the chart and footnotes on page 111 through the disclosure preceding the caption "Annual Board Approval of Advisory Agreements" on page 113 is deleted and replaced by the following:

     The Adviser has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Allegiant Investment Counselors, Inc. ("Investment Counselors" or "Sub-Adviser") pursuant to which Investment Counselors will serve as sub-adviser to the Armada Small Cap Core Fund beginning on or about April 2, 2004.

     Investment Counselors, subject to the supervision of the Board of Trustees, is responsible for assisting the Adviser in providing to the Armada Small Cap Core Fund a continuous investment program, including investment research and management with respect to all securities, investments, cash and cash equivalents. The Sub-Adviser will assist the Adviser in determining from time to time what securities will be purchased, retained or sold by the Fund. The Sub-Adviser will provide its services consistent with the investment objective, policies and restrictions of the Armada Small Cap Core Fund stated in its prospectus and statement of additional information and resolutions applicable to the Fund. For its services, the Sub-Adviser will receive from the Adviser investment sub-advisory fees at an annualized rate of 0.50% of the average daily net assets of the Fund.

     The Adviser (or the Sub-Adviser, as the case may be), will place orders pursuant to its investment determinations for the Funds either directly with the issuer or with any broker or dealer. In selecting brokers or dealers for executing portfolio transactions, the Adviser (or Sub-Adviser, as the case may be), will use its best efforts to seek on behalf of the Trust and the Funds the best overall terms available. In assessing the best overall terms available for any transaction the Adviser (or Sub-Adviser, as the case may be), considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser (or Sub-Adviser) may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Funds and/or other accounts over which the Adviser and the Sub-Adviser or any affiliate of either of them exercises investment discretion. Each of the Adviser and Sub-Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser (or Sub-Adviser, as the case may be), determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser or Sub-Adviser with respect to the accounts as to which it exercises investment discretion.

     In no instance will Fund securities be purchased from or sold to the Adviser, any sub-adviser, the Distributor (or any other principal underwriter to the Trust) or an affiliated person of either the Trust, the Adviser, a sub-adviser, or the Distributor (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser (or the Sub-Adviser, as the case may be), may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of Armada Funds and its other clients where such aggregation is not inconsistent with the policies set forth in the Trust's registration statement. In such event, the Adviser (or Sub-Adviser) will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and such other clients. The Adviser (and the Sub-Adviser with respect to the Armada Small Cap Core Fund) will maintain all books and records with respect to the securities transactions for the Funds and furnish the Trust's Board of Trustees such periodic and special reports as the Board may request.

     Each Advisory Agreement and the Sub-Advisory Agreement provides that the Adviser (or the Sub-Adviser, as the case may be) shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement (or the Sub-Advisory Agreement as the case may be), except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser (or Sub-Adviser, as the case may be) in the performance of its duties or from reckless disregard by the Adviser (or Sub-Adviser, as the case may be) of its duties and obligations thereunder.

     Each Advisory Agreement and the Sub-Advisory Agreement remains in effect for an initial period of up to two years after its approval and will continue in effect with respect to the Funds to which it relates from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of such Funds (as defined by the 1940 Act) and a majority of the trustees who are not interested persons (as defined in the 1940 Act) of any party to the agreement by votes cast in person at a meeting called for such purpose. An Advisory Agreement (and the Sub-Advisory Agreement) may be terminated by the Trust or the Adviser on 60 days' written notice, and will terminate immediately in the event of its assignment. The Sub-Advisory Agreement also terminates upon the effective date of the termination of the Advisory Agreement with respect to the Armada Small Cap Core Fund.

The following is substituted for the disclosure currently under the caption "Annual Board Approval of Advisory Agreements" beginning on page 113, and for the caption:

     APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

     At a meeting held on August 14, 2003, the Trust's Board of Trustees, including the Independent Trustees, approved the continuation of the Advisory Agreements for an additional one-year period. At a meeting held on

     February 19, 2004, the Trust's Board of Trustees, including the Independent Trustees, approved the Investment Sub-Advisory Agreement between the Adviser and Allegiant Investment Counselors with respect to the Armada Small Cap Core Fund. The Sub-Advisory Agreement will become effective on or about April 2, 2004. In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser's services, experience and qualifications. The information considered by the Trustees at each respective meeting with regard to the Adviser or the Sub-Adviser, as applicable, included (i) the history, organization and client base of the Adviser and the Sub-Adviser, (ii) fee arrangements for the Funds and, for the Adviser, comparative industry fee and expense data,
     (iii) any incidental non-monetary benefits realized through the Adviser's and the Sub-Adviser's relationship with the Funds, (iv) the investment performance for the Funds (or of the Adviser and Sub-Adviser for the Armada Small Cap Core Fund), (v) ancillary services provided by the Adviser and the Sub-Adviser and their affiliates, (vi) for the Adviser, any economies of scale realized by the Adviser and the Funds, and (vii) for the Adviser, the Adviser's direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the investment philosophy, techniques and strategies employed by the Adviser and Sub-Adviser in managing the Funds and the Adviser's compliance procedures and controls. At the meeting on August 14, 2003, the Board considered an analysis prepared by Strategic Insights for the Trustees comparing each Fund's advisory fees and total expenses to averages for the universe of mutual funds for each Fund's asset class. At the meeting on August 14, 2003, the Board also considered a report on soft dollar commissions which included information on brokers, the total commissions paid for each Fund for the period July 1, 2002 through June 30, 2003, the various research and other services obtained with soft dollar commissions, and the Adviser's policies for budgeting and allocating soft dollar payments. At the meeting on February 19, 2004, the Board reviewed information pertaining to the Sub-Adviser's brokerage and soft dollar practices and its personnel.

     After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and Independent Trustees unanimously concluded that the compensation payable under the Advisory Agreements and the Sub-Advisory Agreement was fair and equitable with respect to each Fund and approved the continuation of the Advisory Agreements and the execution of the Sub-Advisory Agreement.

     The following replaces the paragraph under the section entitled "Proxy Voting Policies and Procedures" on page 113:

     PROXY VOTING POLICIES AND PROCEDURES

     The Trust is required to disclose information concerning the Funds' proxy voting policies and procedures to shareholders. The Board of Trustees has delegated to the Adviser responsibility for implementing decisions regarding proxy voting for securities held by each Fund. The Adviser or the Sub-Adviser, as the case may be, will vote such proxies in accordance with the proxy policies and procedures, which have been reviewed by the Board of Trustees and adopted by the Trust, and which are found in Appendix C. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval. Beginning with the twelve month period ending June 30, 2004, information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year will be available (1) without charge, upon request by calling 1-800-622-FUND (3863) and (2) on the SEC's website at http://www.sec.gov.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-028-0200